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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Equity Index Fund, for the quarter ended April 30, 2010. This series has July 31 fiscal year end.

Date of reporting period: April 30, 2010

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	8,669	$116,425
Johnson Controls, Inc.	24,043	807,604

		924,029

Automobiles 0.5%
Ford Motor Co. *	120,557	1,569,652
Harley-Davidson, Inc.	8,386	283,699

		1,853,351

Distributors 0.1%
Genuine Parts Co.	5,680	243,104

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	4,601	264,144
DeVry, Inc.	2,216	138,256
H&R Block, Inc.	12,010	219,903

		622,303

Hotels, Restaurants & Leisure 1.6%
Carnival Corp. *	15,535	647,810
Darden Restaurants, Inc.	5,005	223,974
International Game Technology	10,617	223,806
Marriott International, Inc., Class A	9,111	334,920
McDonald’s Corp.	38,511	2,718,492
Starbucks Corp. *	26,608	691,276
Starwood Hotels & Resorts Worldwide, Inc.	6,686	364,454
Wyndham Worldwide Corp.	6,400	171,584
Wynn Resorts, Ltd. *	2,471	218,041
Yum! Brands, Inc.	16,796	712,486

		6,306,843

Household Durables 0.5%
D.R. Horton, Inc.	9,900	145,431
Fortune Brands, Inc.	5,440	285,165
Harman International Industries, Inc. *	2,485	98,108
Leggett & Platt, Inc.	5,314	130,352
Lennar Corp., Class A	5,824	115,898
Newell Rubbermaid, Inc.	9,943	169,727
Pulte Homes, Inc. *	11,356	148,650
Snap-On, Inc.	2,067	99,588
Stanley Black & Decker, Inc.	5,634	350,153
Whirlpool Corp.	2,677	291,445

		1,834,517

Internet & Catalog Retail 0.6%
Amazon.com, Inc. *	12,252	1,679,259
Expedia, Inc. *	7,568	178,680
priceline.com, Inc. *	1,631	427,404

		2,285,343

Leisure Equipment & Products 0.1%
Eastman Kodak Co. *	9,615	58,844
Hasbro, Inc.	4,393	168,515
Mattel, Inc.	13,016	300,019

		527,378

Media 3.1%
CBS Corp., Class B	24,233	392,817
Comcast Corp., Class A	101,563	2,004,854
DIRECTV, Class A *	33,471	1,212,654

1

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Discovery Communications, Inc., Ser A *	10,148	$392,728
Gannett Co., Inc.	8,496	144,602
Interpublic Group of Cos. *	17,390	154,945
McGraw-Hill Cos.	11,299	381,002
Meredith Corp.	1,314	47,212
New York Times Co., Class A *	4,164	41,307
News Corp., Class A	80,653	1,243,669
Omnicom Group, Inc.	11,112	474,038
Scripps Networks Interactive, Inc., Class A	3,206	145,360
Time Warner Cable, Inc.	12,619	709,819
Time Warner, Inc.	41,169	1,361,870
Viacom, Inc., Class B *	21,738	768,003
Walt Disney Co.	69,419	2,557,396
Washington Post Co., Class B	219	111,068

		12,143,344

Multiline Retail 0.9%
Big Lots, Inc. *	2,959	113,034
Family Dollar Stores, Inc.	4,953	195,941
J.C. Penney Co., Inc.	8,446	246,370
Kohl’s Corp. *	10,974	603,460
Macy’s, Inc.	15,069	349,601
Nordstrom, Inc.	5,916	244,508
Sears Holdings Corp. *	1,737	210,090
Target Corp.	26,927	1,531,338

		3,494,342

Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	3,149	137,706
AutoNation, Inc. *	3,235	65,347
AutoZone, Inc. *	1,063	196,666
Bed Bath & Beyond, Inc. *	9,378	431,013
Best Buy Co., Inc.	12,269	559,466
GameStop Corp., Class A *	5,470	132,976
Gap, Inc.	17,040	421,399
Home Depot, Inc.	60,861	2,145,350
Limited Brands, Inc.	9,574	256,583
Lowe’s Cos.	52,687	1,428,871
O’Reilly Automotive, Inc. *	4,924	240,734
Office Depot, Inc. *	9,833	67,454
RadioShack Corp.	4,482	96,587
Ross Stores, Inc.	4,434	248,304
Sherwin-Williams Co.	3,294	257,163
Staples, Inc.	26,092	613,945
Tiffany & Co.	4,454	215,930
TJX Cos.	15,022	696,120
Urban Outfitters, Inc. *	4,644	174,196

		8,385,810

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	11,246	469,521
Nike, Inc., Class B	13,958	1,059,552
Polo Ralph Lauren Corp.	2,048	184,115
VF Corp.	3,167	273,692

		1,986,880

2

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.7%
Beverages 2.4%
Brown-Forman Corp., Class B	3,890	$226,320
Coca-Cola Co.	82,505	4,409,892
Coca-Cola Enterprises, Inc.	11,438	317,176
Constellation Brands, Inc., Class A *	7,149	130,612
Dr. Pepper Snapple Group, Inc. *	9,095	297,680
Molson Coors Brewing Co., Class B	5,670	251,521
PepsiCo, Inc.	58,492	3,814,848

		9,448,049

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	15,725	929,033
CVS Caremark Corp.	49,769	1,837,969
Kroger Co.	23,261	517,092
Safeway, Inc.	13,916	328,418
SUPERVALU, Inc.	7,588	113,061
Sysco Corp.	21,209	668,932
Wal-Mart Stores, Inc.	76,369	4,097,197
Walgreen Co.	35,261	1,239,424
Whole Foods Market, Inc. *	6,097	237,905

		9,969,031

Food Products 1.7%
Archer Daniels Midland Co.	23,000	642,620
Campbell Soup Co.	6,751	242,091
ConAgra Foods, Inc.	15,870	388,339
Dean Foods Co. *	6,489	101,877
General Mills, Inc.	11,795	839,568
H.J. Heinz Co.	11,319	530,521
Hershey Co.	5,955	279,945
Hormel Foods Corp.	2,487	101,370
J.M. Smucker Co.	4,260	260,158
Kellogg Co.	9,126	501,382
Kraft Foods, Inc., Class A	62,157	1,839,847
McCormick & Co., Inc.	4,729	187,127
Sara Lee Corp.	24,959	354,917
Tyson Foods, Inc., Class A	10,918	213,884

		6,483,646

Household Products 2.4%
Clorox Co.	5,019	324,729
Colgate-Palmolive Co.	17,672	1,486,215
Kimberly-Clark Corp.	14,900	912,774
Procter & Gamble Co.	103,962	6,462,278

		9,185,996

Personal Products 0.3%
Avon Products, Inc.	15,301	494,681
Estee Lauder Cos., Class A	4,230	278,842
Mead Johnson Nutrition Co.	7,319	377,734

		1,151,257

Tobacco 1.4%
Altria Group, Inc.	74,467	1,577,956
Lorillard, Inc.	5,541	434,248
Philip Morris International, Inc.	67,324	3,304,262
Reynolds American, Inc.	6,050	323,191

		5,639,657

3

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 11.0%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	15,370	$764,795
Cameron International Corp. *	8,750	345,275
Diamond Offshore Drilling, Inc. ρ	2,488	196,801
FMC Technologies, Inc. *	4,366	295,535
Halliburton Co.	32,395	992,907
Helmerich & Payne, Inc.	3,784	153,706
Nabors Industries, Ltd. *	10,189	219,777
National Oilwell Varco, Inc. *	14,977	659,437
Rowan Cos, Inc. *	4,074	121,405
Schlumberger, Ltd.	42,828	3,058,776
Smith International, Inc.	8,891	424,634

		7,233,048

Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	17,630	1,095,881
Apache Corp.	12,046	1,225,801
Cabot Oil & Gas Corp.	3,710	134,042
Chesapeake Energy Corp.	23,331	555,278
Chevron Corp.	71,883	5,854,151
ConocoPhillips	53,217	3,149,914
Consol Energy, Inc.	7,862	351,274
Denbury Resources, Inc. *	14,154	271,049
Devon Energy Corp.	15,992	1,076,741
El Paso Corp.	25,102	303,734
EOG Resources, Inc.	9,040	1,013,565
Exxon Mobil Corp.	168,984	11,465,564
Hess Corp.	10,424	662,445
Marathon Oil Corp.	25,338	814,617
Massey Energy Co.	3,635	133,150
Murphy Oil Corp.	6,841	411,486
Noble Energy, Inc.	6,244	477,042
Occidental Petroleum Corp.	29,062	2,576,637
Peabody Energy Corp.	9,619	449,400
Pioneer Natural Resources Co.	4,136	265,242
Range Resources Corp.	5,696	272,041
Southwestern Energy Co. *	12,387	491,516
Spectra Energy Corp.	23,175	540,904
Sunoco, Inc.	4,186	137,217
Tesoro Corp.	5,031	66,158
Valero Energy Corp.	20,216	420,291
Williams Cos.	20,888	493,166
XTO Energy, Inc.	20,879	992,170

		35,700,476

FINANCIALS 16.7%
Capital Markets 2.5%
Ameriprise Financial, Inc.	9,145	423,962
Bank of New York Mellon Corp.	43,244	1,346,186
Charles Schwab Corp.	34,991	674,976
E*TRADE Financial Corp. *	68,649	115,330
Federated Investors, Inc., Class B	3,170	76,460
Franklin Resources, Inc.	5,310	614,048
Goldman Sachs Group, Inc.	18,836	2,734,987
INVESCO, Ltd.	15,347	352,828
Janus Capital Group, Inc.	6,574	92,562
Legg Mason, Inc.	5,819	184,404

4

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	50,040	$1,512,209
Northern Trust Corp.	8,650	475,577
State Street Corp.	17,731	771,299
T. Rowe Price Group, Inc.	9,270	533,118

		9,907,946

Commercial Banks 3.3%
BB&T Corp.	24,721	821,726
Comerica, Inc.	6,229	261,618
Fifth Third Bancorp	28,457	424,294
First Horizon National Corp. *	8,061	114,063
Huntington Bancshares, Inc.	25,641	173,589
KeyCorp	31,430	283,499
M&T Bank Corp.	2,973	259,691
Marshall & Ilsley Corp.	18,851	171,544
PNC Financial Services Group, Inc.	18,504	1,243,654
Regions Financial Corp.	42,687	377,353
SunTrust Banks, Inc.	17,873	529,041
U.S. Bancorp	68,483	1,833,290
Wells Fargo & Co. °	185,429	6,139,554
Zions Bancorp	5,383	154,654

		12,787,570

Consumer Finance 1.4%
American Express Co.	42,833	1,975,458
Capital One Financial Corp.	16,296	707,409
Discover Financial Services	19,457	300,805
MasterCard, Inc., Class A	3,454	856,730
SLM Corp. *	17,356	212,438
Visa, Inc., Class A	15,977	1,441,605

		5,494,445

Diversified Financial Services 4.4%
Bank of America Corp.	359,067	6,402,165
Citigroup, Inc. *	703,281	3,073,338
CME Group, Inc., Class A	2,385	783,258
IntercontinentalExchange, Inc. *	2,635	307,320
JPMorgan Chase & Co.	142,202	6,054,961
Leucadia National Corp. *	6,792	171,906
Moody’s Corp.	7,038	173,979
NASDAQ OMX Group, Inc. *	5,297	111,237
NYSE Euronext	9,342	304,829

		17,382,993

Insurance 3.7%
AFLAC, Inc.	16,791	855,669
Allstate Corp.	19,205	627,427
American International Group, Inc. * ρ	4,829	187,848
AON Corp.	9,551	405,536
Assurant, Inc.	4,169	151,877
Berkshire Hathaway, Inc., Class B *	59,232	4,560,864
Chubb Corp.	11,760	621,751
Cincinnati Financial Corp.	5,832	165,629
Genworth Financial, Inc., Class A *	17,505	289,183
Hartford Financial Services Group, Inc.	15,882	453,749
Lincoln National Corp.	10,819	330,953
Loews Corp.	12,701	472,985

5

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Marsh & McLennan Cos.	19,048	$461,343
MetLife, Inc.	29,318	1,336,314
Principal Financial Group, Inc.	11,434	334,102
Progressive Corp. *	24,037	482,903
Prudential Financial, Inc.	16,643	1,057,829
Torchmark Corp.	2,965	158,746
Travelers Companies, Inc.	18,382	932,703
Unum Group	11,896	291,095
XL Capital, Ltd., Class A	12,245	217,961

		14,396,467

Real Estate Investment Trusts (REITs) 1.3%
Apartment Investment & Management Co., Class A	4,193	93,965
AvalonBay Communities, Inc.	2,919	303,693
Boston Properties, Inc.	4,974	392,250
Equity Residential	10,089	456,729
HCP, Inc.	10,517	337,806
Health Care REIT, Inc.	4,427	198,905
Host Hotels & Resorts, Inc.	23,379	380,142
Kimco Realty Corp.	14,515	226,289
Plum Creek Timber Co., Inc.	5,827	231,915
ProLogis	16,973	223,534
Public Storage	4,856	470,595
Simon Property Group, Inc.	10,379	923,939
Ventas, Inc.	5,609	264,913
Vornado Realty Trust	5,643	470,457

		4,975,132

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	9,676	167,588

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	16,960	225,568
People’s United Financial, Inc.	13,289	206,378

		431,946

HEALTH CARE 11.3%
Biotechnology 1.4%
Amgen, Inc. *	35,051	2,010,525
Biogen Idec, Inc. *	9,650	513,863
Celgene Corp. *	16,455	1,019,387
Cephalon, Inc. *	2,682	172,184
Genzyme Corp. *	9,524	507,058
Gilead Sciences, Inc. *	32,334	1,282,690

		5,505,707

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	21,571	1,018,583
Becton, Dickinson & Co.	8,436	644,257
Boston Scientific Corp. *	54,095	372,174
C.R. Bard, Inc.	3,424	296,279
Dentsply International, Inc.	5,268	193,019
Hospira, Inc. *	5,865	315,478
Intuitive Surgical, Inc. *	1,394	502,621
Medtronic, Inc.	39,538	1,727,415
St. Jude Medical, Inc. *	11,648	475,471

6

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Stryker Corp.	10,115	$581,006
Varian Medical Systems, Inc. *	4,436	250,102
Zimmer Holdings, Inc. *	7,623	464,317

		6,840,722

Health Care Providers & Services 2.0%
Aetna, Inc.	15,426	455,838
AmerisourceBergen Corp.	10,107	311,801
Cardinal Health, Inc.	12,937	448,785
Carefusion Corp. *	6,347	175,050
CIGNA Corp.	9,842	315,534
Coventry Health Care, Inc. *	5,298	125,774
DaVita, Inc. *	3,694	230,616
Express Scripts, Inc. *	9,853	986,581
Humana, Inc. *	6,093	278,572
Laboratory Corp. of America Holdings *	3,747	294,402
McKesson Corp.	9,642	624,898
Medco Health Solutions, Inc. *	16,610	978,661
Patterson Companies, Inc. *	3,339	106,815
Quest Diagnostics, Inc.	5,379	307,464
Tenet Healthcare Corp. *	15,499	96,869
UnitedHealth Group, Inc.	41,431	1,255,774
WellPoint, Inc. *	15,889	854,828

		7,848,262

Health Care Technology 0.1%
Cerner Corp. *	2,433	206,586

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	6,472	354,083
Millipore Corp. *	2,005	212,831
PerkinElmer, Inc.	4,208	105,410
Thermo Fisher Scientific, Inc. *	14,655	810,128
Waters Corp. *	3,350	241,167

		1,723,619

Pharmaceuticals 5.7%
Abbott Laboratories	55,572	2,843,064
Allergan, Inc.	11,007	701,036
Bristol-Myers Squibb Co.	61,353	1,551,617
Eli Lilly & Co.	36,321	1,270,145
Forest Laboratories, Inc. *	10,822	295,008
Johnson & Johnson	98,497	6,333,357
King Pharmaceuticals, Inc. *	8,893	87,152
Merck & Co., Inc.	111,504	3,907,100
Mylan, Inc. *	10,977	241,823
Pfizer, Inc.	288,856	4,829,672
Watson Pharmaceuticals, Inc. *	3,814	163,316

		22,223,290

INDUSTRIALS 10.5%
Aerospace & Defense 2.9%
Boeing Co.	27,094	1,962,419
General Dynamics Corp.	13,806	1,054,226
Goodrich Corp.	4,480	332,326
Honeywell International, Inc.	27,365	1,299,017
ITT Corp.	6,546	363,761

7

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
L-3 Communications Holdings, Inc.	4,137	$387,099
Lockheed Martin Corp.	11,287	958,154
Northrop Grumman Corp.	10,837	735,074
Precision Castparts Corp.	5,071	650,812
Raytheon Co.	13,568	791,014
Rockwell Collins Corp.	5,627	365,755
United Technologies Corp.	33,516	2,512,024

		11,411,681

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	5,962	359,509
Expeditors International of Washington, Inc.	7,592	309,298
FedEx Corp.	11,200	1,008,112
United Parcel Service, Inc., Class B	35,536	2,456,959

		4,133,878

Airlines 0.1%
Southwest Airlines Co.	26,603	350,628

Building Products 0.1%
Masco Corp.	12,841	208,409

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	4,011	156,549
Cintas Corp.	4,705	128,211
Iron Mountain, Inc. *	6,486	163,123
Pitney Bowes, Inc.	7,425	188,595
R.R. Donnelley & Sons Co.	7,354	158,038
Republic Services, Inc.	11,591	359,669
Stericycle, Inc. *	3,034	178,703
Waste Management, Inc.	17,358	601,975

		1,934,863

Construction & Engineering 0.2%
Fluor Corp.	6,400	338,176
Jacobs Engineering Group, Inc. *	4,459	215,013
Quanta Services, Inc. *	7,518	151,337

		704,526

Electrical Equipment 0.5%
Emerson Electric Co.	26,932	1,406,658
First Solar, Inc. *	1,739	249,634
Rockwell Automation, Inc.	5,110	310,279
Roper Industries, Inc.	3,353	204,600

		2,171,171

Industrial Conglomerates 2.5%
3M Co.	25,474	2,258,779
General Electric Co.	381,895	7,202,540
Textron, Inc.	9,758	222,873

		9,684,192

Machinery 1.7%
Caterpillar, Inc.	22,360	1,522,492
Cummins, Inc.	7,207	520,562
Danaher Corp.	9,378	790,378
Deere & Co.	15,176	907,828
Dover Corp.	6,668	348,203
Eaton Corp.	5,920	456,787
Flowserve Corp.	1,999	229,045

8

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.7%
Illinois Tool Works, Inc.	13,846	$707,531
Paccar, Inc.	13,035	606,388
Pall Corp.	4,201	163,797
Parker Hannifin Corp.	5,755	398,131

		6,651,142

Professional Services 0.1%
Dun & Bradstreet Corp.	1,825	140,470
Equifax, Inc.	4,523	151,973
Robert Half International, Inc.	5,319	145,634

		438,077

Road & Rail 0.8%
CSX Corp.	13,960	782,458
Norfolk Southern Corp.	13,231	784,995
Ryder System, Inc.	1,912	88,947
Union Pacific Corp.	18,085	1,368,311

		3,024,711

Trading Companies & Distributors 0.1%
Fastenal Co.	4,696	256,824
W.W. Grainger, Inc.	2,203	243,520

		500,344

INFORMATION TECHNOLOGY 17.9%
Communications Equipment 2.4%
Cisco Systems, Inc. *	204,933	5,516,796
Harris Corp.	4,682	241,029
JDS Uniphase Corp. *	8,000	103,920
Juniper Networks, Inc. *	18,807	534,307
Motorola, Inc. *	82,783	585,276
QUALCOMM, Inc.	60,152	2,330,289
Tellabs, Inc. *	13,757	124,914

		9,436,531

Computers & Peripherals 5.8%
Apple, Inc. *	32,456	8,474,911
Dell, Inc. *	61,629	997,157
EMC Corp. *	73,471	1,396,684
Hewlett-Packard Co.	84,258	4,378,888
International Business Machines Corp.	46,494	5,997,726
Lexmark International, Inc., Class A *	2,795	103,555
NetApp, Inc. *	12,335	427,654
QLogic Corp. *	4,077	78,971
SanDisk Corp. *	8,186	326,539
Teradata Corp. *	5,967	173,461
Western Digital Corp. *	8,184	336,281

		22,691,827

Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc. *	12,485	452,706
Amphenol Corp., Class A	6,200	286,502
Corning, Inc.	55,796	1,074,073
Flir Systems, Inc. *	5,472	167,388
Jabil Circuit, Inc.	6,911	105,877
Molex, Inc.	4,852	108,733

		2,195,279

9

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.7%
Akamai Technologies, Inc. *	6,159	$239,154
eBay, Inc. *	40,450	963,115
Google, Inc., Class A *	8,650	4,545,056
Monster Worldwide, Inc. *	4,496	78,365
VeriSign, Inc. *	6,566	179,055
Yahoo!, Inc. *	42,599	704,161

		6,708,906

IT Services 0.8%
Automatic Data Processing, Inc.	18,069	783,472
Cognizant Technology Solutions Corp., Class A *	10,650	545,067
Computer Sciences Corp. *	5,498	288,040
Fidelity National Information Services, Inc.	11,809	310,459
Fiserv, Inc. *	5,452	278,543
Paychex, Inc.	11,513	352,298
SAIC, Inc. *	10,911	189,960
Total System Services, Inc.	7,059	113,015
Western Union Co.	24,438	445,993

		3,306,847

Office Electronics 0.1%
Xerox Corp.	48,388	527,429

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	20,208	183,084
Altera Corp.	10,644	269,932
Analog Devices, Inc.	10,655	318,904
Applied Materials, Inc.	48,073	662,446
Broadcom Corp., Class A *	15,433	532,284
Intel Corp.	197,716	4,513,856
KLA-Tencor Corp.	6,159	209,776
Linear Technology Corp.	8,000	240,480
LSI Corp. *	23,499	141,464
MEMC Electronic Materials, Inc. *	8,138	105,550
Microchip Technology, Inc.	6,594	192,611
Micron Technology, Inc. *	30,447	284,679
National Semiconductor Corp.	8,512	125,807
Novellus Systems, Inc. *	3,432	89,918
NVIDIA Corp. *	19,861	312,215
Teradyne, Inc. *	6,344	77,587
Texas Instruments, Inc.	44,450	1,156,145
Xilinx, Inc.	9,902	255,274

		9,672,012

Software 4.0%
Adobe Systems, Inc. *	18,759	630,115
Autodesk, Inc. *	8,222	279,630
BMC Software, Inc. *	6,536	257,257
CA, Inc.	14,146	322,670
Citrix Systems, Inc. *	6,580	309,260
Compuware Corp. *	8,139	69,995
Electronic Arts, Inc. *	11,691	226,455
Intuit, Inc. *	11,236	406,294
McAfee, Inc. *	5,680	197,380
Microsoft Corp.	273,105	8,340,627
Novell, Inc. *	12,466	69,934
Oracle Corp.	139,902	3,615,068

10

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Red Hat, Inc. *	6,754	$201,742
Salesforce.com, Inc. *	3,934	336,750
Symantec Corp. *	28,857	483,932

		15,747,109

MATERIALS 3.4%
Chemicals 1.9%
Air Products & Chemicals, Inc.	7,593	582,991
Airgas, Inc.	2,961	187,875
CF Industries Holdings, Inc.	2,481	207,585
Dow Chemical Co.	41,171	1,269,302
E.I. DuPont de Nemours & Co.	32,350	1,288,824
Eastman Chemical Co.	2,602	174,126
Ecolab, Inc.	8,456	412,991
FMC Corp.	2,596	165,209
International Flavors & Fragrances, Inc.	2,829	141,705
Monsanto Co.	19,531	1,231,625
PPG Industries, Inc.	5,936	417,716
Praxair, Inc.	10,964	918,454
Sigma-Aldrich Corp.	4,359	258,489

		7,256,892

Construction Materials 0.1%
Vulcan Materials Co.	4,522	259,020

Containers & Packaging 0.2%
Ball Corp.	3,367	179,158
Bemis Co., Inc.	3,902	118,660
Owens-Illinois, Inc. *	6,035	213,880
Pactiv Corp. *	4,737	120,367
Sealed Air Corp.	5,689	122,314

		754,379

Metals & Mining 1.0%
AK Steel Holding Corp.	3,932	65,861
Alcoa, Inc.	36,518	490,802
Allegheny Technologies, Inc.	3,515	187,947
Cliffs Natural Resources, Inc.	4,840	302,645
Freeport-McMoRan Copper & Gold, Inc. *	15,411	1,163,993
Newmont Mining Corp.	17,573	985,494
Nucor Corp.	11,272	510,847
Titanium Metals Corp. *	3,022	46,599
United States Steel Corp.	5,132	280,515

		4,034,703

Paper & Forest Products 0.2%
International Paper Co.	15,501	414,497
MeadWestvaco Corp.	6,130	166,552
Weyerhaeuser Co.	7,565	374,619

		955,668

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	211,248	5,505,123
CenturyTel, Inc.	10,722	365,727
Frontier Communications Corp. ρ	11,179	88,985

11

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Communications International, Inc.	53,258	$278,539
Verizon Communications, Inc.	101,497	2,932,248
Windstream Corp.	16,354	180,712

		9,351,334

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	14,412	588,154
MetroPCS Communications, Inc. *	9,342	71,279
Sprint Nextel Corp. *	106,566	452,906

		1,112,339

UTILITIES 3.4%
Electric Utilities 1.9%
Allegheny Energy, Inc.	6,069	132,183
American Electric Power Co., Inc.	17,111	586,907
Consolidated Edison, Inc.	10,070	455,164
Duke Energy Corp.	46,863	786,361
Edison International	11,661	400,789
Entergy Corp.	6,772	550,496
Exelon Corp.	23,619	1,029,552
FirstEnergy Corp.	10,911	413,199
FPL Group, Inc.	14,795	770,080
Northeast Utilities	6,280	174,521
NRG Energy, Inc. *	9,374	226,570
Pepco Holdings, Inc.	7,959	133,234
Pinnacle West Capital Corp.	3,846	143,610
PPL Corp.	13,496	334,161
Progress Energy, Inc.	10,187	406,665
Southern Co.	29,363	1,014,785

		7,558,277

Gas Utilities 0.2%
EQT Corp.	5,148	223,886
Nicor, Inc.	1,619	70,443
ONEOK, Inc.	3,776	185,553
Questar Corp.	6,251	299,735

		779,617

Independent Power Producers & Energy Traders 0.1%
AES Corp. *	23,926	276,106
Constellation Energy Group, Inc.	7,197	254,414

		530,520

Multi-Utilities 1.2%
Ameren Corp.	8,480	220,141
CenterPoint Energy, Inc.	14,056	201,844
CMS Energy Corp.	8,224	133,722
Dominion Resources, Inc.	21,479	897,822
DTE Energy Co.	5,903	284,348
Integrys Energy Group, Inc.	2,739	135,882
NiSource, Inc.	9,907	161,484
PG&E Corp.	13,291	582,146
Public Service Enterprise Group, Inc.	18,109	581,842
SCANA Corp.	3,991	157,525

12

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
Sempra Energy	8,841	$434,800
TECO Energy, Inc.	7,651	129,531
Wisconsin Energy Corp.	4,184	219,702
Xcel Energy, Inc.	16,344	355,482

		4,496,271

Total Common Stocks (cost $179,164,509)		383,899,259

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.1%
U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Bills, 0.15%, 07/15/2010 ß ƒ	$1,000,000	999,682

	Shares	Value

MUTUAL FUND SHARES 1.8%
BlackRock Liquidity TempFund, Institutional Class, 0.14% q ρρ	215,718	215,718
Evergreen Institutional Money Market Fund, Class I, 0.02% q ø ρρ	6,821,218	6,821,218
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.15% q ρρ	213,181	213,181

		7,250,117

Total Short-Term Investments (cost $8,249,738)		8,249,799

Total Investments (cost $187,414,247) 100.1%		392,149,058
Other Assets and Liabilities (0.1%)		(568,381)

Net Assets 100.0%		$391,580,677

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At April 30, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $1,476,611 and earned $32,279 of income for the period from August 1, 2009 to April 30, 2010.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Period from August 1, 2009 to April 30, 2010, the Fund entered into futures contracts for speculative purposes.

At April 30, 2010, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2010	Unrealized Gain (Loss)

June 2010	25 S&P 500 Index	$7,166,130	$7,396,250	$230,120

The Fund had an average contract amount of $7,811,453 in futures contracts during the nine months ended April 30, 2010.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $192,535,876. The gross unrealized appreciation and depreciation on securities based on tax cost was $220,402,601 and $20,789,419, respectively, with a net unrealized appreciation of $199,613,182.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

13

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$383,899,259	$0	$0	$383,899,259
U.S. Treasury Obligations	999,682	0	0	999,682
Short-term investments	7,250,117	0	0	7,250,117

	$392,149,058	$0	$0	$392,149,058

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Futures contracts	$230,120	$0	$0	$230,120

14

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 28, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: June 28, 2010